Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
H.	GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for 2012 and 2011, by segment, were as follows, in millions:

	Gross Goodwill At December 31, 2012	Accumulated Impairment Losses	Net Goodwill At December 31, 2012
Cabinets and Related Products	$240	$(59)	$181
Plumbing Products	544	(340)	204
Installation and Other Services	1,806	(762)	1,044
Decorative Architectural Products	294	(75)	219
Other Specialty Products	980	(734)	246

Total	$3,864	$(1,970)	$1,894

	Gross Goodwill At December 31, 2011	Accumulated Impairment Losses	Net Goodwill At December 31, 2011	Pre-tax Impairment Charge	Other (C)	Net Goodwill At December 31, 2012
Cabinets and Related Products	$240	$(59)	$181	$—	$—	$181
Plumbing Products	541	(340)	201	—	3	204
Installation and Other Services	1,806	(762)	1,044	—	—	1,044
Decorative Architectural Products	294	(75)	219	—	—	219
Other Specialty Products	980	(734)	246	—	—	246

Total	$3,864	$(1,970)	$1,891	$—	$3	$1,894

	Gross Goodwill At December 31, 2010	Accumulated Impairment Losses	Net Goodwill At December 31, 2010	Additions (A)	Discontinued Operations(B)	Pre-tax Impairment Charge	Other (C)	Net Goodwill At December 31, 2011
Cabinets and Related Products	$240	$(59)	$181	$—	$—	$—	$—	$181
Plumbing Products	536	(340)	196	9	—	—	(4)	201
Installation and Other Services	1,819	(762)	1,057	—	(13)	—	—	1,044
Decorative Architectural Products	294	—	294	—	—	(75)	—	219
Other Specialty Products	980	(367)	613	—	—	(367)	—	246

Total	$3,869	$(1,528)	$2,341	$9	$(13)	$(442)	$(4)	$1,891

(A)	Additions include acquisitions.
(B)	During 2011, the Company reclassified the goodwill related to the business units held for sale. Subsequent to the reclassification, the Company recognized a charge for those business units expected to be divested at a loss; the charge included a write-down of goodwill of $13 million.
(C)	Other principally includes the effect of foreign currency translation and purchase price adjustments related to prior-year acquisitions.

In the fourth quarters of 2012 and 2011, the Company completed its annual impairment testing of goodwill and other indefinite-lived intangible assets. The impairment test in 2012 indicated there was no impairment of goodwill for any of the Company’s reporting units.

The impairment test in 2011 indicated that goodwill recorded for certain of the Company’s reporting units was impaired. The Company recognized the non-cash, pre-tax impairment charges, in continuing operations, for goodwill of $442 million ($286 million, after tax) for 2011. In 2011, the pre-tax impairment charge in the Decorative Architectural Products segment relates to the builders’ hardware business and reflects increasing competitive conditions for that business. The pre-tax impairment charge in the Other Specialty Products segment relates to the North American window and door business and reflects the continuing weak level of new home construction activity in the western U.S., the reduced levels of repair and remodel activity and the expectation that recovery in these segments will be modestly slower than anticipated. The Company then assessed the long-lived assets associated with these business units and determined no impairment was necessary at December 31, 2011.

Other indefinite-lived intangible assets were $132 million and $174 million at December 31, 2012 and 2011, respectively, and principally included registered trademarks. In 2012 and 2011, the impairment test indicated that the registered trademark for a North American business unit in the Other Specialty Products segment and the registered trademark for a North American business unit in the Plumbing Products segment (2011 only) were impaired due to changes in the long-term outlook for the business units. The Company recognized non-cash, pre-tax impairment charges for other indefinite-lived intangible assets of $42 million ($27 million, after tax) and $8 million ($5 million, after tax) in 2012 and 2011, respectively. In 2010, the Company recognized non-cash, pre-tax impairment charges for other indefinite-lived intangible assets of $10 million ($6 million after tax) related to the Installation and Other Services segment ($9 million pre-tax) and the Plumbing Products segment ($1 million pre-tax).

The carrying value of the Company’s definite-lived intangible assets was $19 million at December 31, 2012 (net of accumulated amortization of $57 million) and $22 million at December 31, 2011 (net of accumulated amortization of $54 million) and principally included customer relationships and non-compete agreements, with a weighted average amortization period of 6 years in both 2012 and 2011. Amortization expense related to the definite-lived intangible assets of continuing operations was $6 million in each of 2012, 2011 and 2010.

At December 31, 2012, amortization expense related to the definite-lived intangible assets during each of the next five years was as follows: 2013—$5 million; 2014—$4 million; 2015—$4 million; 2016—$2 million; and 2017—$1 million.